Accounts Receivable	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Accounts Receivable
8.
Accounts receivable

As at	December 31, 2025	December 31, 2024
Trade receivables	24,096	24,548
Other receivables	3,547	3,570
	27,643	28,118

The Company has calculated ECLs based on lifetime expected credit losses, taking into consideration historical credit loss experience and financial factors specific to the debtors and general economic conditions. Refer to note 32 for credit risk disclosures.